Long-Term Investments	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Long-Term Investments

8. LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Cost method investments (a)	7,750	750
Equity method investments:
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund”) (b)	50,000	55,905
Other equity method investments (c)	19,303	8,097
Available-for-sale investments (d)	1,004	20,486
Total	78,057	85,238

(a)	On July 27, 2017, the Group sold its investment in Beijing Feisou Technology Co., Ltd. (“Beijing Feisou”) for a total cash consideration of RMB5,133 to Huaying Fund, and recognized a gain of RMB67.
(b)

In August 2016, the Group invested RMB50,000 to acquire 49.5% equity interests in a limited partnership, Huaying Fund, a fund engaged in the investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are of common stock and the Group has significant influence in the Fund but does not own a majority equity interest or otherwise control.

(c)

The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees during the year of December 31, 2017.

(d)

Available-for-sales consist of convertible bonds and investment with redemption features. In July 2017, the Group converted a RMB8,000 loan previously provided to Hefei LianRui, resulting in the Group obtaining an aggregate 27.5% interest and reclassify its investment from cost method to equity method investment. In November 2017, the Group disposed certain interest to Huaying, and obtained 17.16% interest after dilution In December 2017, LianRui granted certain redemption option to its investors. Accordingly, the investment was reclassified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption option available to the investors and measured the investment subsequently at fair value. Unrealized holding gain of RMB10,363 was reported in other comprehensive income for the year ended December 31, 2017.